UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Robert Bender & Associates
Address: 245 South Los Robles Avenue, Suite 620
         Pasadena, CA  91011

13F File Number:  28-03386

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Robert Bender
Title:     President
Phone:     626-397-9072

Signature, Place, and Date of Signing:

     /s/ Robert Bender     Pasadena, CA     April 19, 2007

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     32

Form13F Information Table Value Total:     $171,211 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AKAMAI TECHNOLOGIES INC        COM              00971T101     1842    36893 SH       SOLE                        0    36893        0
APPLE INC                      COM              037833100     6980    75123 SH       SOLE                        0    75123        0
ARTHROCARE CORP                COM              043136100     4653   129103 SH       SOLE                        0   129103        0
BROADCOM CORP                  CL A             111320107     6353   198112 SH       SOLE                        0   198112        0
CELGENE CORP                   COM              151020104     3216    61310 SH       SOLE                        0    61310        0
CHICOS FAS INC                 COM              168615102     5752   235455 SH       SOLE                        0   235455        0
CISCO SYS INC                  COM              17275R102     3731   146149 SH       SOLE                        0   146149        0
COACH INC                      COM              189754104     5294   105780 SH       SOLE                        0   105780        0
COGNIZANT TECHNOLOGY SOLUTIO   CL A             192446102    10679   120985 SH       SOLE                        0   120985        0
CROCS INC                      COM              227046109     3571    75580 SH       SOLE                        0    75580        0
DIGITAL RIV INC                COM              25388B104     3968    71820 SH       SOLE                        0    71820        0
EBAY INC                       COM              278642103     4621   139393 SH       SOLE                        0   139393        0
GENENTECH INC                  COM NEW          368710406     8297   101035 SH       SOLE                        0   101035        0
GILEAD SCIENCES INC            COM              375558103    11430   149121 SH       SOLE                        0   149121        0
GOOGLE INC                     CL A             38259P508     5602    12228 SH       SOLE                        0    12228        0
HEALTHWAYS INC                 COM              422245100     5975   127815 SH       SOLE                        0   127815        0
INTUITIVE SURGICAL INC         COM NEW          46120E602     4376    35995 SH       SOLE                        0    35995        0
KYPHON INC                     COM              501577100     6772   150025 SH       SOLE                        0   150025        0
LIFECELL CORP                  COM              531927101     4309   172560 SH       SOLE                        0   172560        0
MARVELL TECHNOLOGY GROUP LTD   ORD              G5876H105     2926   174070 SH       SOLE                        0   174070        0
MEMC ELECTR MATLS INC          COM              552715104     4228    69795 SH       SOLE                        0    69795        0
MONSTER WORLDWIDE INC          COM              611742107     5358   113100 SH       SOLE                        0   113100        0
NETWORK APPLIANCE INC          COM              64120L104     9637   263883 SH       SOLE                        0   263883        0
P F CHANGS CHINA BISTRO INC    COM              69333Y108     3498    83527 SH       SOLE                        0    83527        0
PANERA BREAD CO                CL A             69840W108     5104    86425 SH       SOLE                        0    86425        0
QUALCOMM INC                   COM              747525103     4640   108757 SH       SOLE                        0   108757        0
STARBUCKS CORP                 COM              855244109     7276   232011 SH       SOLE                        0   232011        0
SYNOPSYS INC                   COM              871607107     3768   143660 SH       SOLE                        0   143660        0
VENTANA MED SYS INC            COM              92276H106     4954   118245 SH       SOLE                        0   118245        0
VERISIGN INC                   COM              92343E102     3752   149375 SH       SOLE                        0   149375        0
VISTAPRINT LIMITED             SHS              G93762204     4179   109120 SH       SOLE                        0   109120        0
YAHOO INC                      COM              984332106     4470   142870 SH       SOLE                        0   142870        0